Changes in accounting policies	6 Months Ended
Jun. 30, 2018
Disclosure of changes in accounting policies [abstract]
Disclosure of changes in accounting policies [text block]

9 Changes in accounting policies

With effect from 1 January 2018, Equinor has implemented IFRS 9 Financial Instruments and IFRS 15 Revenue from Contracts with Customers. As of the same date, Equinor has voluntarily changed its policy for recognition of revenue from the production of oil and gas properties in which Equinor shares an interest with other companies, as well as its policy for presentation of certain elements related to derivatives, non-cash currency effects and working capital items in the statement of cash flows.

Information about each accounting policy change is available in the following. For certain tables as listed below, reference is however made to note 9 of Equinor’s first quarter 2018 Condensed interim financial statements;

  IFRS 9: Table showing the financial assets at 1 January 2018 by category, according to previous requirements and according to IFRS 9, with differences in carrying amounts noted.
  Change in Cash flow presentation – restatement of comparative periods: Tables showing originally reported and restated amounts for the full years 2017 and 2016, and for the four quarters of 2017.

IFRS 9 Financial Instruments IFRS 9 replaced IAS 39 Financial Instruments: Recognition and Measurement. IFRS 9 has been implemented retrospectively with the cumulative effect of initially applying the standard recognised at the date of initial application. The implementation impact of IFRS 9 is immaterial, and Equinor’s equity as at January 2018 have consequently not been adjusted upon adoption of the standard. In accordance with the IFRS 9’s transitional provisions, comparative figures have not been restated.

There are no changes related to classification of Equinor’s liabilities following the implementation of IFRS 9.

Portions of Equinor’s cash equivalents and current financial investments tied to liquidity management, which under IAS 39 are classified as held for trading and reflected at fair value through profit and loss, are under IFRS 9 to be measured at amortised cost, based on an evaluation of the contractual terms and the business model applied. The impact of the change is immaterial.

For certain financial assets currently classified as Available for sale (AFS), changes in fair value which under IAS 39 are reflected in OCI, are reflected in profit and loss under IFRS 9. As a result, fair value loss of USD 64 million that had been accumulated in the available-for-sale financial assets reserve were expensed in the statement of income as an implementation effect.

No significant changes were made for Equinor’s expected loss recognition process to satisfy IFRS 9’s financial asset impairment requirements. Credit risk related to financial assets measured at amortised cost is immaterial.

IFRS 15 Revenue from Contracts with Customers

IFRS 15 covers the recognition of revenue in the financial statements and related disclosure, and has replaced existing revenue recognition guidance, including IAS 18 Revenue. Equinor has implemented IFRS 15 retrospectively, with the cumulative effect recognised at the date of initial application. The impact on Equinor’s equity was immaterial. As allowed by the standard, prior periods have not been restated. Total revenues and other income in the Consolidated statement of income has not been impacted materially by the implementation of IFRS 15.

IFRS 15 requires identification of the performance obligations for the transfer of goods and services in each contract with customers. Revenue is recognised upon satisfaction of the performance obligations for the amounts that reflect the consideration to which Equinor expects to be entitled in exchange for those goods and services. Under IFRS 15, revenue from the sale of crude oil, natural gas, petroleum products and other merchandise is recognised when a customer obtains control of those products, which normally is when title passes at point of delivery, based on the contractual terms of the agreements. Each such sale normally represents a single performance obligation. In the case of natural gas, sales are completed over time in line with the delivery of the actual physical quantities.

The accounting for Equinor’s sale of the SDFI’s natural gas and crude oil under IFRS 15 has not led to changes compared to the practice under IAS 18.

With effect from 1 January 2018, Equinor has presented ‘Revenue from contracts with customers’ and ‘Other revenue’ (USD 18.7 billion and USD (0.6) billion in the second quarter of 2018, and USD 38.3 billion and USD (0.4) billion for the first half of 2018) as a single caption, Revenues, in the Consolidated statement of income. The impact of commodity-based derivatives within Other revenue reduced Revenues with USD 1 billion in the second quarter of 2018, and with USD 1.1 billion in the first half of 2018. In addition to the impact of commodity-based derivatives connected with sales contracts or revenue-related risk management, ‘Other revenue’ also includes taxes paid in kind under certain production sharing agreements (PSAs) and adjustments for imbalances between oil and gas production and sales. These items represent a form of revenue, or are closely connected to revenue transactions. In addition, the impact of certain commodity-based earn-out and contingent consideration agreements are now presented under 'Other income'. These elements were previously presented within Revenues.

Change in accounting for lifting imbalances Equinor voluntarily changed its policy for recognition of revenue from the production of oil and gas properties in which Equinor shares an interest with other companies. Previously Equinor recognised revenue on the basis of volumes lifted and sold to customers during the period (the sales method). Under the new method, Equinor recognises revenues according to Equinor’s ownership in producing fields, where the accounting for the imbalances is presented as Other revenue. This voluntary change in policy has been made because it better reflects Equinor’s operational performance, and also increases comparability with the financial reporting of Equinor’s peers. The change in policy affects the timing of revenue recognition from oil and gas production; however, the pre-tax implementation impact of USD 287 million recognised in the first quarter of 2018 has been considered immaterial. Equinor’s equity as at 1 January 2018 has consequently not been adjusted upon the change in policy, and comparative figures have not been restated.

Change in Cash flow presentation – restatement of comparative periods Equinor has changed its presentation of certain elements related to derivatives, non-cash currency effects and working capital items in the Consolidated statement of cash flows. The presentation was changed to better reflect the cash impact of the different items within operating, investing and financing activities. The changes impacts the classification of cash flow items within cash flows provided by operating activities and reclassification of cash flow elements relating to foreign exchange derivatives from operating activities to investing and financing activities.

Changes to classification of foreign currency derivatives Equinor applies foreign currency derivatives to hedge currency exposure related financial investments and long-term debt in foreign currencies. Cash receipts and payments related to these derivatives has previously been classified as an operating cash flow together with cash flows from other derivative positions. To better align the cash receipt and payments from foreign currency derivatives with the cash flows related to the underlying hedged items, the cash receipts and payments from these derivatives have been reclassified from an operating cash flow to an investing or financing cash flow depending on the nature of the hedged item.

Changes to classification of non-cash currency effects Non-cash currency exchange gains and losses and currency translation effects previously presented as part of the individual line items within Cash flows provided by operating activities have been reclassified into the line item gain/loss on foreign currency transactions and balances. This to better distinguish changes in items relating to operating activities, i.e. decrease/increase in working capital, from the balance sheet impact of non-cash currency effects.

Changes to classification related to working capital items Certain items that previously has been presented as part of change in working capital has been reclassified to other items related to operating activities if the nature of the item is non-cash provisions.